Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of model used to determine the fair value of the stock options

	Modified plan	Original plan
Strike price at the measurement date	R$83	R$91 - R$140
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	48% - 59%	48% - 59%
Risk-free interest rate (%)	13% - 15%	13% - 15%
Expected life of stock options (years)	1 - 4	1 - 4
Share price at the measurement date	R$48	R$48
Valuation model	Binomial	Binomial
Weighted average fair value at the measurement date	R$53.06	R$49.22

Schedule of model used to determine incremental fair value of the stock options

	Modified plan	Original plan
Strike price index	IPCA	CDI
Strike price at the measurement date	R$59 - 104	R$59 - 104
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	45% - 54%	45% - 54%
Risk-free interest rate (%)	10% - 12%	10% - 12%
Expected life of stock options (years)	0 - 5	0 - 5
Share price at the measurement date	R$75	R$75
Valuation model	Binomial	Binomial
Weighted average fair value at the measurement date	R$28.10	R$26.00

Schedule of additional stock options

	February 2023	April 2023	August 2023	October 2023	December 2023
Strike price at the measurement date	R$56	R$57	R$59	R$59	R$60
Dividend yield (%)	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	46% - 56%	48% - 55%	47% - 56%	44% - 56%	34% - 56%
Risk-free interest rate (%)	13%	11% - 13%	10% - 12%	11% - 12%	10% - 11%
Expected life of stock options (years)	1 - 5	1 - 5	1 - 5	1 - 5	1 - 5
Share price at the measurement date	R$70.69	R$62.51	R$76.45	R$79.12	R$100.97
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$29.54	R$32.04	R$37.04	R$38.67	R$54.25

Schedule of share-based compensation plan

		Weighted average strike price (in Brazilian Reais)	Number of stock options
	2023		2022	2021
Outstanding at January 1	79.47	3,729,287	3,086,728	2,510,983
Granted	60.83	467,000	1,234,919	1,170,000
Exercised	59.67	(164,214)	-	(442,669)
Stock options exchanged to RSUs	-	(1,751,599)	-	-
Forfeited	110.95	(333,111)	(365,749)	(60,000)
Expired	94.17	(251,299)	(226,611)	(91,586)
Outstanding at December 31	64.33	1,696,064	3,729,287	3,086,728
Exercisable	86.23	242,235	1,133,774	542,061

Schedule of stock option

	2023	2022

Outstanding at January 1	447,224	-
Granted	317,090	447,224
Stock options exchanged to RSUs	215,797	-
Exercised	(99,576)	-
Forfeited	(26,104)	-
Outstanding at December 31	854,431	447,224

R S Us [Member]
IfrsStatementLineItems [Line Items]
Schedule of model used to determine the fair value of the stock options

Modified plan
Strike price at the measurement date	R$95 - R$160
Dividend yield (%)	0.0%
Expected volatility (%)	45% - 48%
Risk-free interest rate (%)	10% - 12%
Expected life of stock options (years)	1 - 5
Share price at the measurement date	R$75
Valuation model	Binomial
Weighted average conversion rate (RSUs/Stock options)	0.12